SUBSEQUENT EVENTS (Narrative) (Details) (Subsequent Event [Member], 2007 Share Incentive Plan [Member])	Jan. 01, 2015
Subsequent Event [Member] | 2007 Share Incentive Plan [Member]
Subsequent Event [Line Items]
Increase in ordinary shares reserved for issuance	588,236